Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Account Value		$ 20,210	$ 16,935	$ 15,158	$ 16,159	$ 14,267	$ 12,756	$ 11,587	$ 12,396	$ 10,357	$ 8,877	$ 9,425
Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Account Value		$ 20,012	16,881	15,222	16,350	14,528	13,080	11,968	12,883	10,836	9,357	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Account Value		$ 20,778	17,460	15,686	16,767	14,861	13,330	12,153	13,041	10,932	9,393	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Account Value		$ 2,205,993	1,842,940	1,644,919	1,748,745	1,539,983	1,372,844	1,243,977	1,326,833	1,105,712	944,542	1,000,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Account Value		$ 19,015	16,239	14,693	15,630	14,135	12,738	11,567	12,137	10,311	8,976	9,425
Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Account Value		$ 18,795	16,173	14,737	15,796	14,386	13,052	11,939	12,606	10,782	9,453	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Account Value		$ 19,476	16,703	15,168	16,194	14,703	13,290	12,108	12,741	10,863	9,487	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Account Value		$ 2,078,328	1,771,076	1,597,325	1,693,589	1,526,691	1,371,424	1,241,624	1,298,474	1,100,085	954,123	1,000,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Account Value		$ 16,835	14,852	13,733	14,707	13,733	12,479	11,333	11,610	10,187	9,065	9,425
Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Account Value		$ 16,599	14,769	13,750	14,846	13,954	12,777	11,682	12,058	10,653	9,553	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Account Value		$ 17,285	15,311	14,203	15,260	14,303	13,043	11,886	12,211	10,751	9,600	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Account Value		$ 1,837,653	1,617,157	1,490,537	1,591,159	1,481,294	1,342,336	1,215,008	1,241,674	1,086,820	965,103	1,000,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Account Value		$ 14,563	13,299	12,573	13,612	13,136	12,154	11,090	11,213	10,186	9,296	9,575
Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Account Value		$ 14,150	13,025	12,410	13,540	13,147	12,267	11,269	11,481	10,503	9,646	10,000
Class C1
Account Value [Line Items]
Line Graph and Table Measure Name		Class C1 (with sales charge)
Account Value		$ 14,524	13,243	12,580	13,856	13,318	12,398	11,370	11,547	10,535	9,665	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Account Value		$ 14,836	13,589	12,884	13,969	13,514	12,543	11,470	11,632	10,592	9,688	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Account Value		$ 1,567,771	1,427,947	1,345,432	1,452,233	1,396,526	1,288,915	1,173,254	1,181,948	1,070,358	973,793	1,000,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 34,596	27,388	22,987	25,052	21,088	17,503	14,522	14,858	11,871	9,752	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 34,596	27,388	22,987	25,052	21,088	17,503	14,522	14,858	11,871	9,752	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 34,596	27,388	22,987	25,052	21,088	17,503	14,522	14,858	11,871	9,752	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 3,459,570	2,738,817	2,298,691	2,505,219	2,108,840	1,750,340	1,452,199	1,485,781	1,187,108	975,234	1,000,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 34,596	27,388	22,987	25,052	21,088	17,503	14,522	14,858	11,871	9,752	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 34,596	27,388	22,987	25,052	21,088	17,503	14,522	14,858	11,871	9,752	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 34,596	27,388	22,987	25,052	21,088	17,503	14,522	14,858	11,871	9,752	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 3,459,570	2,738,817	2,298,691	2,505,219	2,108,840	1,750,340	1,452,199	1,485,781	1,187,108	975,234	1,000,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 34,596	27,388	22,987	25,052	21,088	17,503	14,522	14,858	11,871	9,752	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 34,596	27,388	22,987	25,052	21,088	17,503	14,522	14,858	11,871	9,752	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 34,596	27,388	22,987	25,052	21,088	17,503	14,522	14,858	11,871	9,752	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 3,459,570	2,738,817	2,298,691	2,505,219	2,108,840	1,750,340	1,452,199	1,485,781	1,187,108	975,234	1,000,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,256	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,256	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,256	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,256	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 1,125,638	1,102,835	1,080,172	1,178,708	1,214,756	1,159,998	1,057,963	1,034,672	1,012,905	998,401	1,000,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Account Value		$ 24,759	20,941	18,656	19,836	18,051	15,300	13,262	13,775	11,389	9,529	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,256	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,256	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984	10,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	Composite Benchmark†
Account Value		$ 24,759	20,941	18,656	19,836	18,051	15,300	13,262	13,775	11,389	9,529	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,256	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984	10,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2]	Composite Benchmark†
Account Value		$ 24,759	20,941	18,656	19,836	18,051	15,300	13,262	13,775	11,389	9,529	10,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Account Value		$ 2,475,925	2,094,125	1,865,606	1,983,581	1,805,115	1,530,024	1,326,249	1,377,503	1,138,929	952,921	1,000,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 1,125,638	1,102,835	1,080,172	1,178,708	1,214,756	1,159,998	1,057,963	1,034,672	1,012,905	998,401	1,000,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Account Value		$ 22,242	19,226	17,335	18,514	17,123	14,761	12,862	13,177	11,207	9,636	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,256	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984	10,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Account Value		$ 22,242	19,226	17,335	18,514	17,123	14,761	12,862	13,177	11,207	9,636	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,256	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984	10,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Account Value		$ 22,242	19,226	17,335	18,514	17,123	14,761	12,862	13,177	11,207	9,636	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,256	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984	10,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Account Value		$ 2,224,168	1,922,593	1,733,466	1,851,356	1,712,257	1,476,051	1,286,226	1,317,717	1,120,733	963,573	1,000,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 1,125,638	1,102,835	1,080,172	1,178,708	1,214,756	1,159,998	1,057,963	1,034,672	1,012,905	998,401	1,000,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Account Value		$ 18,761	16,752	15,442	16,545	15,771	13,909	12,278	12,390	10,962	9,717	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,256	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984	10,000
Russell 000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Account Value		$ 35,606	28,101	23,372	25,557	21,242	17,725	14,601	14,926	11,861	9,818	10,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Account Value		$ 18,761	16,752	15,442	16,545	15,771	13,909	12,278	12,390	10,962	9,717	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,256	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984	10,000
Russell 000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Account Value		$ 35,606	28,101	23,372	25,557	21,242	17,725	14,601	14,926	11,861	9,818	10,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Account Value		$ 18,761	16,752	15,442	16,545	15,771	13,909	12,278	12,390	10,962	9,717	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,256	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984	10,000
Russell 000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Account Value		$ 35,606	28,101	23,372	25,557	21,242	17,725	14,601	14,926	11,861	9,818	10,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Account Value		$ 1,876,125	1,675,244	1,544,236	1,654,527	1,577,070	1,390,929	1,227,802	1,239,042	1,096,168	971,734	1,000,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 1,125,638	1,102,835	1,080,172	1,178,708	1,214,756	1,159,998	1,057,963	1,034,672	1,012,905	998,401	1,000,000
Russell 000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Account Value		$ 3,560,620	2,810,113	2,337,226	2,555,707	2,124,156	1,772,528	1,460,136	1,492,595	1,186,138	981,825	1,000,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Account Value		$ 15,772	14,548	13,677	14,720	14,422	13,083	11,693	11,647	10,699	9,794	10,000
Russell 000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Account Value		$ 35,606	28,101	23,372	25,557	21,242	17,725	14,601	14,926	11,861	9,818	10,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Account Value		$ 15,772	14,548	13,677	14,720	14,422	13,083	11,693	11,647	10,699	9,794	10,000
Russell 000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Account Value		$ 35,606	28,101	23,372	25,557	21,242	17,725	14,601	14,926	11,861	9,818	10,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Account Value		$ 15,772	14,548	13,677	14,720	14,422	13,083	11,693	11,647	10,699	9,794	10,000
Russell 000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Account Value		$ 35,606	28,101	23,372	25,557	21,242	17,725	14,601	14,926	11,861	9,818	10,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Account Value		$ 15,772	14,548	13,677	14,720	14,422	13,083	11,693	11,647	10,699	9,794	10,000
Russell 000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Account Value		$ 35,606	28,101	23,372	25,557	21,242	17,725	14,601	14,926	11,861	9,818	10,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Composite Benchmark
Account Value		$ 1,577,168	1,454,846	1,367,717	1,472,032	1,442,200	1,308,313	1,169,285	1,164,663	1,069,933	979,427	1,000,000
Russell 000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Account Value		$ 3,560,620	$ 2,810,113	$ 2,337,226	$ 2,555,707	$ 2,124,156	$ 1,772,528	$ 1,460,136	$ 1,492,595	$ 1,186,138	$ 981,825	$ 1,000,000

[1]
†	The Fund’s Composite Benchmark is comprised of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.

[2]
†	The Fund’s Composite Benchmark is comprised of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.